Segment Reporting - Schedule of Segment Information (Details) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Depreciation and amortization		$ (2,598)	$ (1,385)	$ (7,732)	$ (2,322)	$ (48,247)
Loss on extinguishment of debt		0	(4,285)	(4,285)	(35,828)	(685)
Net income attributable to Class A Common Stockholders	$ (5,024)	12,182	1,259	70,794		(774,185)
Impairment charges				0	0	573,838
Subsidiaries [Member]
Segment Reporting Information [Line Items]
Revenues		161,063	130,772	600,274	443,038	35,077
Cost of revenues (exclusive of depreciation and amortization shown separately below)		37,760	32,164	140,508	90,617	24,690
General and administrative		32,389	29,275	127,619	92,170	66,199
Depreciation and amortization		(2,598)	(1,385)	(7,732)	(2,322)	(48,247)
Income from operations		33,510	13,720	78,105	76,571	(716,018)
Interest expense – net		3,280	3,942	12,858	58,179	57,482
Loss on extinguishment of debt		0	4,285	4,285	35,828	685
Net income attributable to Class A Common Stockholders		12,182	1,259	28,662	(3,283)	0
Impairment charges				0	0	573,838
Marketplace | Subsidiaries [Member]
Segment Reporting Information [Line Items]
Revenues		136,581	110,516	511,094	389,668	23,281
Cost of revenues (exclusive of depreciation and amortization shown separately below)		20,060	16,409	73,126	51,702	13,741
Marketing and selling expenses		54,772	54,228	248,375	181,358	38,121
Contribution margin		61,749	39,879	189,593	156,608	(28,581)
Resale | Subsidiaries [Member]
Segment Reporting Information [Line Items]
Revenues		24,482	20,256	89,180	53,370	11,796
Cost of revenues (exclusive of depreciation and amortization shown separately below)		17,700	15,755	67,382	38,915	10,949
Marketing and selling expenses		0	0	0	0	0
Contribution margin		6,782	4,501	21,798	14,455	847
Consolidated | Subsidiaries [Member]
Segment Reporting Information [Line Items]
Revenues		161,063	130,772	600,274	443,038	35,077
Cost of revenues (exclusive of depreciation and amortization shown separately below)		37,760	32,164	140,508	90,617	24,690
Marketing and selling expenses		54,772	54,228	248,375	181,358	38,121
Contribution margin		68,531	44,380	211,391	171,063	(27,734)
General and administrative		32,389	29,275	127,619	92,170	66,199
Depreciation and amortization		2,598	1,385	7,732	2,322	48,247
Change in fair value of contingent consideration		34		(2,065)
Income from operations		33,510	13,720	78,105	76,571	(716,018)
Interest expense – net		3,280	3,942	12,858	58,179	57,482
Loss on extinguishment of debt			4,285	4,285	35,828	685
Other (income) expense		(327)	2,279	(8,227)	1,389
Net income attributable to Class A Common Stockholders		$ 30,557	$ 3,214	$ 69,189	$ (18,825)	(774,185)
Impairment charges						$ 573,838